DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF

August 31, 2020 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 98.8%
Basic Materials - 3.0%
Chemicals - 2.2%
Dow Chemical Co.
7.375%, 11/1/29	$20,000	$28,479
2.10%, 11/15/30	10,000	9,871
3.60%, 11/15/50	5,000	5,108
DuPont de Nemours, Inc.
2.169%, 5/1/23	10,000	10,202
4.205%, 11/15/23	15,000	16,583
5.419%, 11/15/48	15,000	20,570
Ecolab, Inc.
2.70%, 11/1/26	25,000	28,093
LYB International Finance III LLC
3.375%, 5/1/30	25,000	27,331
LyondellBasell Industries NV
4.625%, 2/26/55	10,000	11,492
Nutrien Ltd.
3.15%, 10/1/22	20,000	20,965
5.00%, 4/1/49	15,000	19,673
Sherwin-Williams Co.
2.95%, 8/15/29	5,000	5,515
4.50%, 6/1/47	20,000	25,329

(Cost $211,833)		229,211

Forest Products & Paper - 0.2%
International Paper Co.
3.00%, 2/15/27	5,000	5,513
4.80%, 6/15/44	10,000	12,274

(Cost $16,175)		17,787

Iron/Steel - 0.3%
Nucor Corp.
3.95%, 5/1/28	20,000	23,364
Steel Dynamics, Inc.
2.80%, 12/15/24	10,000	10,607

(Cost $31,305)		33,971

Mining - 0.3%
Newmont Corp.
2.25%, 10/1/30	20,000	20,930
4.875%, 3/15/42	5,000	6,788

(Cost $24,659)		27,718

Communications - 6.9%
Advertising - 0.1%
Omnicom Group, Inc.
2.45%, 4/30/30
(Cost $10,360)	10,000	10,360

Internet - 0.6%
Alphabet, Inc.
3.375%, 2/25/24	10,000	11,036
1.998%, 8/15/26	25,000	26,888
eBay, Inc.
3.80%, 3/9/22	5,000	5,241
4.00%, 7/15/42	15,000	16,801

(Cost $56,712)		59,966

Media - 1.7%
Discovery Communications LLC
3.45%, 3/15/25	25,000	27,572
4.875%, 4/1/43	10,000	11,394
5.20%, 9/20/47	10,000	12,013
TWDC Enterprises 18 Corp.
MTN, 2.95%, 6/15/27(a)	15,000	16,661
Walt Disney Co.
1.75%, 8/30/24(a)	25,000	26,048
3.70%, 3/23/27	35,000	40,553
2.75%, 9/1/49	10,000	9,884
4.70%, 3/23/50	15,000	20,003
3.60%, 1/13/51	5,000	5,725
3.80%, 5/13/60(a)	5,000	5,898

(Cost $163,309)		175,751

Telecommunications - 4.5%
Cisco Systems, Inc.
2.20%, 9/20/23	5,000	5,273
5.50%, 1/15/40	10,000	14,731
Corning, Inc.
5.35%, 11/15/48	15,000	20,196
4.375%, 11/15/57	5,000	6,129
Deutsche Telekom International Finance BV
8.75%, 6/15/30	10,000	15,768
Orange SA
5.50%, 2/6/44	6,000	8,847
Rogers Communications, Inc.
4.10%, 10/1/23	10,000	11,017
4.50%, 3/15/43	10,000	12,263
4.30%, 2/15/48	5,000	6,230
Telefonica Europe BV
8.25%, 9/15/30	30,000	45,725
TELUS Corp.
3.70%, 9/15/27	25,000	28,323

Verizon Communications, Inc.
3.376%, 2/15/25	25,000	28,003
4.016%, 12/3/29	35,000	42,146
4.40%, 11/1/34	25,000	31,183
4.272%, 1/15/36	20,000	24,568
4.812%, 3/15/39	20,000	26,474
5.012%, 4/15/49	5,000	6,992
5.012%, 8/21/54	5,000	7,252
4.672%, 3/15/55	40,000	55,113
Vodafone Group PLC
4.375%, 5/30/28	15,000	17,978
4.375%, 2/19/43	20,000	23,541
5.25%, 5/30/48	10,000	13,143
4.25%, 9/17/50	5,000	5,856

(Cost $400,216)		456,751

Consumer, Cyclical - 4.5%
Apparel - 0.3%
NIKE, Inc.
2.375%, 11/1/26	10,000	10,909
3.625%, 5/1/43	15,000	17,890

(Cost $25,430)		28,799

Auto Manufacturers - 1.2%
American Honda Finance Corp.
MTN, 2.15%, 9/10/24	40,000	42,271
Cummins, Inc.
1.50%, 9/1/30	10,000	9,965
Toyota Motor Credit Corp.
MTN, 2.90%, 3/30/23	25,000	26,574
GMTN, 3.45%, 9/20/23	10,000	10,901
3.65%, 1/8/29	25,000	29,658

(Cost $114,128)		119,369

Office Furnishings - 0.0%
Steelcase, Inc.
5.125%, 1/18/29
(Cost $5,377)	5,000	5,437

Retail - 2.9%
Darden Restaurants, Inc.
3.85%, 5/1/27	5,000	5,163
Home Depot, Inc.
3.00%, 4/1/26	20,000	22,527
2.70%, 4/15/30	45,000	50,069
3.90%, 6/15/47	5,000	6,117
4.50%, 12/6/48	5,000	6,708
3.50%, 9/15/56	10,000	11,949
Lowe’s Cos., Inc.
3.65%, 4/5/29	30,000	34,785
4.375%, 9/15/45	14,000	17,070
4.55%, 4/5/49	10,000	12,889
Starbucks Corp.
4.00%, 11/15/28	25,000	29,520
4.50%, 11/15/48	5,000	6,170
3.50%, 11/15/50	5,000	5,326
Target Corp.
2.50%, 4/15/26	30,000	32,929
4.00%, 7/1/42	6,000	7,733
TJX Cos., Inc.
2.25%, 9/15/26	8,000	8,558
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24	20,000	22,113
4.80%, 11/18/44	6,000	6,624
4.65%, 6/1/46	10,000	10,774

(Cost $272,778)		297,024

Toys/Games/Hobbies - 0.1%
Hasbro, Inc.
3.90%, 11/19/29
(Cost $6,081)	6,000	6,315

Consumer, Non-cyclical - 19.3%
Agriculture - 0.2%
Archer-Daniels-Midland Co.
4.50%, 3/15/49
(Cost $18,997)	15,000	21,060

Beverages - 2.3%
Coca-Cola Co.
1.75%, 9/6/24	10,000	10,504
2.875%, 10/27/25	5,000	5,547
3.45%, 3/25/30	40,000	47,885
4.20%, 3/25/50	10,000	13,259
Keurig Dr Pepper, Inc.
2.55%, 9/15/26	50,000	54,323
4.597%, 5/25/28	10,000	12,111
PepsiCo, Inc.
2.75%, 3/5/22	20,000	20,755
2.75%, 3/19/30	30,000	33,717
4.45%, 4/14/46	6,000	8,016
4.00%, 5/2/47	10,000	12,699
3.625%, 3/19/50	10,000	12,191

(Cost $216,502)		231,007

Biotechnology - 2.1%
Amgen, Inc.
3.625%, 5/22/24	30,000	33,123
3.125%, 5/1/25	10,000	11,048
4.40%, 5/1/45	25,000	31,461
3.375%, 2/21/50	5,000	5,479
4.663%, 6/15/51	14,000	18,546
Baxalta, Inc.
5.25%, 6/23/45	15,000	20,908

Biogen, Inc.
4.05%, 9/15/25	10,000	11,537
5.20%, 9/15/45	15,000	20,549
Gilead Sciences, Inc.
2.95%, 3/1/27	15,000	16,812
4.00%, 9/1/36	15,000	18,825
4.75%, 3/1/46	5,000	6,703
4.15%, 3/1/47	10,000	12,877

(Cost $187,781)		207,868

Commercial Services - 0.5%
IHS Markit Ltd.
4.75%, 8/1/28	10,000	12,007
Moody’s Corp.
5.25%, 7/15/44	10,000	13,843
PayPal Holdings, Inc.
2.85%, 10/1/29	5,000	5,551
3.25%, 6/1/50	10,000	11,345
RELX Capital, Inc.
4.00%, 3/18/29	5,000	5,920
S&P Global, Inc.
2.30%, 8/15/60	5,000	4,640

(Cost $50,802)		53,306

Cosmetics/Personal Care - 0.8%
Colgate-Palmolive Co.
MTN, 4.00%, 8/15/45	5,000	6,785
Estee Lauder Cos., Inc.
2.00%, 12/1/24	30,000	31,823
Procter & Gamble Co.
2.30%, 2/6/22	15,000	15,441
2.85%, 8/11/27	11,000	12,510
3.60%, 3/25/50	15,000	19,096

(Cost $81,056)		85,655

Food - 1.6%
Campbell Soup Co.
4.15%, 3/15/28	5,000	5,847
Conagra Brands, Inc.
4.30%, 5/1/24	30,000	33,617
5.40%, 11/1/48	5,000	6,907
General Mills, Inc.
3.20%, 2/10/27	10,000	11,241
4.70%, 4/17/48	10,000	13,775
Kroger Co.
4.50%, 1/15/29	30,000	36,835
4.45%, 2/1/47	5,000	6,170
McCormick & Co., Inc.
3.40%, 8/15/27	5,000	5,653
Sysco Corp.
3.75%, 10/1/25	5,000	5,515
3.25%, 7/15/27	25,000	26,969
6.60%, 4/1/50	10,000	13,899

(Cost $149,609)		166,428

Healthcare-Products - 1.0%
Abbott Laboratories
3.40%, 11/30/23	10,000	10,954
4.75%, 4/15/43	15,000	20,787
4.90%, 11/30/46	6,000	8,621
Medtronic, Inc.
3.625%, 3/15/24	15,000	16,513
3.50%, 3/15/25	5,000	5,632
4.625%, 3/15/45	6,000	8,290
Thermo Fisher Scientific, Inc.
4.15%, 2/1/24	15,000	16,650
4.497%, 3/25/30	5,000	6,233
4.10%, 8/15/47	5,000	6,408

(Cost $94,377)		100,088

Healthcare-Services - 1.0%
Aetna, Inc.
3.875%, 8/15/47	5,000	5,850
HCA, Inc.
4.75%, 5/1/23	15,000	16,503
4.125%, 6/15/29	5,000	5,767
5.50%, 6/15/47	7,000	8,908
5.25%, 6/15/49	10,000	12,598
Humana, Inc.
3.125%, 8/15/29	30,000	33,227
Laboratory Corp. of America Holdings
3.60%, 2/1/25	10,000	11,156
Quest Diagnostics, Inc.
2.95%, 6/30/30	5,000	5,470
2.80%, 6/30/31	5,000	5,439

(Cost $95,296)		104,918

Household Products/Wares - 0.3%
Clorox Co.
3.50%, 12/15/24	15,000	16,617
Kimberly-Clark Corp.
2.875%, 2/7/50	15,000	16,437

(Cost $31,591)		33,054

Pharmaceuticals - 9.5%
AbbVie, Inc.
3.80%, 3/15/25, 144A	20,000	22,385
3.60%, 5/14/25	60,000	67,006
4.25%, 11/14/28	50,000	59,581
4.70%, 5/14/45	25,000	31,275
4.875%, 11/14/48	5,000	6,473
4.25%, 11/21/49, 144A	25,000	30,284

AmerisourceBergen Corp.
4.30%, 12/15/47	10,000	11,842
AstraZeneca PLC
4.00%, 1/17/29	5,000	5,964
1.375%, 8/6/30	5,000	4,921
6.45%, 9/15/37	10,000	15,483
4.375%, 11/16/45	10,000	13,136
Becton Dickinson and Co.
3.125%, 11/8/21	25,000	25,742
4.669%, 6/6/47	10,000	12,641
Bristol-Myers Squibb Co.
2.60%, 5/16/22	30,000	31,193
3.40%, 7/26/29	40,000	46,771
4.25%, 10/26/49	25,000	33,392
Cardinal Health, Inc.
3.41%, 6/15/27	20,000	22,429
Cigna Corp.
3.75%, 7/15/23	10,000	10,893
4.375%, 10/15/28	45,000	53,940
4.80%, 7/15/46	10,000	12,986
4.90%, 12/15/48	12,000	16,102
CVS Health Corp.
4.10%, 3/25/25	10,000	11,411
3.875%, 7/20/25	45,000	51,017
4.30%, 3/25/28	5,000	5,890
3.25%, 8/15/29(a)	35,000	38,945
4.78%, 3/25/38	10,000	12,303
5.125%, 7/20/45	25,000	32,420
5.05%, 3/25/48	20,000	26,123
Eli Lilly and Co.
2.35%, 5/15/22	10,000	10,364
3.95%, 3/15/49	5,000	6,452
2.25%, 5/15/50	10,000	9,595
GlaxoSmithKline Capital PLC
3.375%, 6/1/29	15,000	17,376
GlaxoSmithKline Capital, Inc.
2.80%, 3/18/23	10,000	10,598
3.875%, 5/15/28	10,000	11,884
Johnson & Johnson
2.05%, 3/1/23	20,000	20,835
2.625%, 1/15/25	10,000	10,904
5.95%, 8/15/37	10,000	15,555
3.70%, 3/1/46	15,000	18,689
3.50%, 1/15/48	5,000	6,117
2.45%, 9/1/60	5,000	4,938
Merck & Co., Inc.
2.80%, 5/18/23	25,000	26,701
4.15%, 5/18/43	5,000	6,478
3.70%, 2/10/45	10,000	12,156
4.00%, 3/7/49	5,000	6,467
Sanofi
3.625%, 6/19/28	5,000	5,891
Shire Acquisitions Investments Ireland DAC
2.875%, 9/23/23	20,000	21,300
3.20%, 9/23/26	15,000	16,820
Zoetis, Inc.
4.70%, 2/1/43	5,000	6,639
4.45%, 8/20/48	5,000	6,657

(Cost $891,886)		964,964

Energy - 6.8%
Oil & Gas - 4.3%
BP Capital Markets America, Inc.
3.017%, 1/16/27	30,000	32,968
4.234%, 11/6/28	5,000	5,966
3.00%, 2/24/50	10,000	9,877
BP Capital Markets PLC
3.279%, 9/19/27	10,000	11,190
Chevron Corp.
3.191%, 6/24/23	10,000	10,725
1.554%, 5/11/25	10,000	10,420
2.954%, 5/16/26	15,000	16,716
2.236%, 5/11/30	5,000	5,346
3.078%, 5/11/50	5,000	5,446
ConocoPhillips Co.
4.30%, 11/15/44	7,000	8,927
5.95%, 3/15/46	15,000	22,799
Devon Energy Corp.
5.85%, 12/15/25	25,000	28,704
Exxon Mobil Corp.
2.709%, 3/6/25	15,000	16,273
2.44%, 8/16/29	3,000	3,253
2.61%, 10/15/30	40,000	43,586
3.567%, 3/6/45	5,000	5,609
3.095%, 8/16/49	5,000	5,256
4.327%, 3/19/50	10,000	12,868
Hess Corp.
3.50%, 7/15/24	30,000	31,054
Husky Energy, Inc.
4.40%, 4/15/29	10,000	10,661
Marathon Oil Corp.
4.40%, 7/15/27	5,000	5,134
Noble Energy, Inc.
5.05%, 11/15/44	5,000	6,538
4.95%, 8/15/47	5,000	6,601
Ovintiv, Inc.
6.50%, 2/1/38	10,000	9,503
Phillips 66
4.30%, 4/1/22	15,000	15,900
5.875%, 5/1/42	10,000	13,547
4.875%, 11/15/44	7,000	8,556

Suncor Energy, Inc.
6.50%, 6/15/38	10,000	13,198
4.00%, 11/15/47	10,000	10,855
Total Capital International SA
3.70%, 1/15/24	10,000	11,076
3.455%, 2/19/29	10,000	11,540
3.127%, 5/29/50	5,000	5,279
Valero Energy Corp.
2.85%, 4/15/25	5,000	5,355
3.40%, 9/15/26	15,000	16,556

(Cost $400,021)		437,282

Oil & Gas Services - 0.7%
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
4.08%, 12/15/47	8,000	8,482
Halliburton Co.
3.80%, 11/15/25	1,000	1,098
2.92%, 3/1/30(a)	50,000	50,851
National Oilwell Varco, Inc.
3.95%, 12/1/42	2,000	1,803
Schlumberger Investment SA
3.65%, 12/1/23	5,000	5,426

(Cost $56,445)		67,660

Pipelines - 1.8%
Cheniere Corpus Christi Holdings LLC
5.125%, 6/30/27	10,000	11,272
Enbridge, Inc.
4.00%, 10/1/23	10,000	10,881
3.70%, 7/15/27	40,000	44,724
ONEOK, Inc.
2.75%, 9/1/24	20,000	20,593
4.35%, 3/15/29	25,000	26,183
5.20%, 7/15/48	5,000	4,935
TransCanada Pipelines Ltd.
4.10%, 4/15/30	25,000	29,084
7.625%, 1/15/39	13,000	20,134
4.875%, 5/15/48	15,000	19,369

(Cost $167,452)		187,175

Financial - 32.2%
Banks - 21.1%
Bank of New York Mellon Corp.
MTN, 2.20%, 8/16/23	5,000	5,249
MTN, 3.95%, 11/18/25	55,000	64,231
MTN, 3.30%, 8/23/29	10,000	11,579
Bank of Nova Scotia
3.40%, 2/11/24	30,000	32,813
4.50%, 12/16/25	15,000	17,463
Canadian Imperial Bank of Commerce
2.606%, 7/22/23	25,000	25,985
Citigroup, Inc.
4.50%, 1/14/22	50,000	52,852
3.875%, 10/25/23	5,000	5,509
3.875%, 3/26/25	10,000	11,130
3.30%, 4/27/25	10,000	11,113
4.40%, 6/10/25	10,000	11,411
4.45%, 9/29/27	65,000	75,611
4.125%, 7/25/28	20,000	23,006
2.976%, 11/5/30	5,000	5,440
2.666%, 1/29/31	60,000	63,991
4.75%, 5/18/46	10,000	12,826
4.65%, 7/23/48	40,000	53,933
Cooperatieve Rabobank UA
5.25%, 5/24/41	10,000	14,835
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 9/15/22	35,000	37,229
4.55%, 4/17/26	15,000	17,611
Deutsche Bank AG
3.70%, 5/30/24(b)	10,000	10,665
Discover Bank
3.45%, 7/27/26	15,000	16,469
Goldman Sachs Group, Inc.
3.625%, 1/22/23	55,000	59,064
4.00%, 3/3/24	15,000	16,630
MTN, 3.85%, 7/8/24	10,000	11,066
3.50%, 1/23/25	10,000	10,997
3.50%, 11/16/26	65,000	72,570
3.80%, 3/15/30	30,000	35,011
6.25%, 2/1/41	20,000	30,295
MTN, 4.80%, 7/8/44	5,000	6,596
5.15%, 5/22/45	5,000	6,673
4.75%, 10/21/45	30,000	40,099
HSBC Holdings PLC
6.10%, 1/14/42	20,000	29,542
HSBC USA, Inc.
3.50%, 6/23/24	170,000	187,261
ING Groep NV
3.95%, 3/29/27	10,000	11,593
KeyCorp
MTN, 4.10%, 4/30/28	5,000	5,881
M&T Bank Corp.
3.55%, 7/26/23	50,000	54,420
Mitsubishi UFJ Financial Group, Inc.
3.407%, 3/7/24	15,000	16,336
3.287%, 7/25/27	20,000	22,452
4.05%, 9/11/28	75,000	88,619
3.741%, 3/7/29	5,000	5,776

Morgan Stanley
2.75%, 5/19/22	50,000	51,941
Series F, 3.875%, 4/29/24	15,000	16,694
GMTN, 3.70%, 10/23/24	15,000	16,760
MTN, 2.72%, 7/22/25	25,000	26,770
MTN, 3.125%, 7/27/26	5,000	5,582
GMTN, 4.35%, 9/8/26	10,000	11,673
GMTN, 2.699%, 1/22/31	75,000	81,033
4.30%, 1/27/45	5,000	6,529
4.375%, 1/22/47	15,000	20,047
GMTN, 5.597%, 3/24/51	25,000	38,676
PNC Financial Services Group, Inc.
3.90%, 4/29/24	20,000	22,179
2.20%, 11/1/24	55,000	58,663
3.45%, 4/23/29	5,000	5,805
Royal Bank of Canada
GMTN, 2.25%, 11/1/24	30,000	32,011
Santander Holdings USA, Inc.
4.40%, 7/13/27	10,000	11,170
Santander UK PLC
4.00%, 3/13/24	10,000	11,087
State Street Corp.
3.10%, 5/15/23	10,000	10,700
3.152%, 3/30/31, 144A	30,000	34,379
Sumitomo Mitsui Financial Group, Inc.
3.784%, 3/9/26	5,000	5,738
2.632%, 7/14/26	30,000	32,632
3.364%, 7/12/27	75,000	83,965
Toronto-Dominion Bank
MTN, 1.90%, 12/1/22	50,000	51,749
GMTN, 3.50%, 7/19/23	10,000	10,924
Truist Bank
3.00%, 2/2/23	25,000	26,467
3.20%, 4/1/24	5,000	5,464
Truist Financial Corp.
MTN, 3.05%, 6/20/22	75,000	78,376
MTN, 3.70%, 6/5/25	15,000	17,099
Westpac Banking Corp.
2.50%, 6/28/22	55,000	57,253
3.35%, 3/8/27	15,000	17,261

(Cost $1,997,951)		2,140,459

Diversified Financial Services - 3.5%
Ally Financial, Inc.
4.625%, 3/30/25	50,000	55,391
American Express Co.
3.40%, 2/27/23	25,000	26,751
4.05%, 12/3/42	10,000	12,663
American Express Credit Corp.
MTN, 3.30%, 5/3/27	5,000	5,719
BlackRock, Inc.
3.20%, 3/15/27	30,000	34,071
Charles Schwab Corp.
4.625%, 3/22/30	10,000	12,766
CME Group, Inc.
5.30%, 9/15/43	5,000	7,335
GE Capital International Funding Co. Unlimited Co.
4.418%, 11/15/35	25,000	25,856
Intercontinental Exchange, Inc.
4.00%, 10/15/23	50,000	55,795
Mastercard, Inc.
2.00%, 3/3/25	20,000	21,376
2.95%, 11/21/26	10,000	11,314
3.80%, 11/21/46	15,000	18,491
Visa, Inc.
2.80%, 12/14/22	10,000	10,556
3.15%, 12/14/25	5,000	5,625
2.75%, 9/15/27	20,000	22,272
4.15%, 12/14/35	15,000	19,591
3.65%, 9/15/47	10,000	12,364

(Cost $336,676)		357,936

Insurance - 3.3%
Aflac, Inc.
3.60%, 4/1/30(a)	5,000	5,869
Allstate Corp.
4.20%, 12/15/46	20,000	25,102
Arch Capital Group Ltd.
3.635%, 6/30/50	5,000	5,371
Chubb INA Holdings, Inc.
3.35%, 5/3/26	40,000	45,794
4.35%, 11/3/45	5,000	6,682
Equitable Holdings, Inc.
4.35%, 4/20/28	10,000	11,445
Lincoln National Corp.
3.35%, 3/9/25	40,000	43,864
Manulife Financial Corp.
4.15%, 3/4/26	10,000	11,850
Marsh & McLennan Cos., Inc.
4.375%, 3/15/29	10,000	12,188
Principal Financial Group, Inc.
2.125%, 6/15/30	10,000	10,398
Progressive Corp.
2.45%, 1/15/27	25,000	27,182
4.125%, 4/15/47	3,000	3,900
Prudential Financial, Inc.
MTN, 2.10%, 3/10/30(a)	25,000	26,441
MTN, 4.60%, 5/15/44	10,000	12,429
3.905%, 12/7/47	25,000	28,488
Travelers Cos., Inc.
3.75%, 5/15/46	30,000	36,150
Voya Financial, Inc.
3.65%, 6/15/26	5,000	5,668

Willis North America, Inc.
2.95%, 9/15/29	10,000	10,860
5.05%, 9/15/48	5,000	6,694

(Cost $312,686)		336,375

Real Estate Investment Trusts - 4.3%
Alexandria Real Estate Equities, Inc.
3.375%, 8/15/31	25,000	28,469
American Tower Corp.
3.50%, 1/31/23	25,000	26,732
3.80%, 8/15/29	7,000	8,113
2.90%, 1/15/30	20,000	21,812
AvalonBay Communities, Inc.
GMTN, 4.20%, 12/15/23	30,000	33,189
Boston Properties LP
3.85%, 2/1/23	20,000	21,377
3.40%, 6/21/29	10,000	10,976
Crown Castle International Corp.
3.65%, 9/1/27	20,000	22,695
3.80%, 2/15/28	6,000	6,865
2.25%, 1/15/31	20,000	20,509
Duke Realty LP
3.75%, 12/1/24	20,000	22,150
Equinix, Inc.
2.625%, 11/18/24	25,000	26,803
ERP Operating LP
4.50%, 7/1/44	20,000	25,845
Healthpeak Properties, Inc.
3.00%, 1/15/30	20,000	21,785
Kimco Realty Corp.
3.40%, 11/1/22	20,000	21,046
4.25%, 4/1/45	15,000	15,990
Prologis LP
4.375%, 2/1/29	20,000	24,611
Ventas Realty LP
4.40%, 1/15/29	25,000	28,073
Welltower, Inc.
3.625%, 3/15/24	15,000	16,229
Weyerhaeuser Co.
4.00%, 4/15/30	30,000	34,957

(Cost $410,144)		438,226

Industrial - 7.5%
Building Materials - 0.8%
Carrier Global Corp.
1.923%, 2/15/23, 144A	35,000	36,051
3.577%, 4/5/50, 144A	10,000	10,634
Johnson Controls International PLC
4.50%, 2/15/47	15,000	18,157
Owens Corning
4.30%, 7/15/47	15,000	16,143

(Cost $74,198)		80,985

Electronics - 0.5%
Agilent Technologies, Inc.
3.20%, 10/1/22	10,000	10,493
Fortive Corp.
3.15%, 6/15/26	10,000	11,073
Roper Technologies, Inc.
3.80%, 12/15/26	30,000	34,793

(Cost $52,536)		56,359

Environmental Control - 0.5%
Republic Services, Inc.
3.55%, 6/1/22	15,000	15,702
2.30%, 3/1/30	5,000	5,325
3.05%, 3/1/50	5,000	5,368
Waste Connections, Inc.
2.60%, 2/1/30	5,000	5,377
Waste Management, Inc.
3.15%, 11/15/27	10,000	11,169
4.10%, 3/1/45	5,000	6,131

(Cost $48,083)		49,072

Hand/Machine Tools - 0.3%
Stanley Black & Decker, Inc.
2.90%, 11/1/22
(Cost $25,888)	25,000	26,360

Machinery-Construction & Mining - 0.5%
Caterpillar, Inc.
2.60%, 6/26/22	30,000	31,074
3.803%, 8/15/42	5,000	6,171
3.25%, 9/19/49	15,000	16,957

(Cost $51,118)		54,202

Machinery-Diversified - 0.7%
Deere & Co.
2.60%, 6/8/22	20,000	20,734
3.10%, 4/15/30	10,000	11,460
3.90%, 6/9/42	10,000	12,830
John Deere Capital Corp.
MTN, 3.45%, 3/13/25	10,000	11,277
Otis Worldwide Corp., 144A
3.362%, 2/15/50	15,000	16,554

(Cost $67,969)		72,855

Miscellaneous Manufacturing - 1.3%
3M Co.
MTN, 2.25%, 3/15/23	20,000	20,944
MTN, 3.25%, 2/14/24	15,000	16,382
MTN, 4.00%, 9/14/48	15,000	19,035
Eaton Corp.
4.15%, 11/2/42	15,000	18,775
Illinois Tool Works, Inc.
3.50%, 3/1/24	10,000	10,983

Ingersoll-Rand Global Holding Co. Ltd.
4.25%, 6/15/23	20,000	22,130
4.30%, 2/21/48	10,000	12,152
Parker-Hannifin Corp.
3.25%, 6/14/29	10,000	11,321

(Cost $124,368)		131,722

Packaging & Containers - 0.1%
Bemis Co., Inc.
2.63%, 6/19/30	5,000	5,383
Sonoco Products Co.
3.125%, 5/1/30	5,000	5,490

(Cost $10,829)		10,873

Transportation - 2.8%
Canadian Pacific Railway Co.
2.90%, 2/1/25	10,000	10,892
CSX Corp.
4.25%, 3/15/29	12,000	14,444
2.40%, 2/15/30	30,000	31,704
3.80%, 11/1/46	25,000	29,253
Norfolk Southern Corp.
4.05%, 8/15/52	35,000	42,574
Union Pacific Corp.
2.95%, 3/1/22	25,000	25,998
3.70%, 3/1/29	10,000	11,724
2.40%, 2/5/30	30,000	32,524
3.799%, 10/1/51	5,000	6,051
3.839%, 3/20/60	25,000	29,315
United Parcel Service, Inc.
4.45%, 4/1/30	30,000	37,859
3.75%, 11/15/47	10,000	12,073

(Cost $261,706)		284,411

Technology - 10.7%
Computers - 4.6%
Apple, Inc.
2.40%, 5/3/23	45,000	47,524
3.00%, 2/9/24	35,000	37,843
3.20%, 5/13/25	17,000	19,055
3.20%, 5/11/27	25,000	28,469
4.45%, 5/6/44	15,000	20,260
3.85%, 8/4/46	20,000	24,781
3.75%, 11/13/47	15,000	18,240
2.95%, 9/11/49	10,000	10,819
Dell International LLC / EMC Corp.
5.45%, 6/15/23, 144A	30,000	33,146
6.02%, 6/15/26, 144A	25,000	29,530
5.30%, 10/1/29, 144A	35,000	39,993
Hewlett Packard Enterprise Co.
4.40%, 10/15/22	25,000	26,813
4.90%, 10/15/25	10,000	11,568
6.35%, 10/15/45(a)	15,000	19,378
International Business Machines Corp.
1.875%, 8/1/22	20,000	20,628
3.625%, 2/12/24	15,000	16,559
1.95%, 5/15/30	20,000	20,693
4.00%, 6/20/42	15,000	18,089
4.25%, 5/15/49	10,000	12,729
Seagate HDD Cayman
4.875%, 6/1/27	6,000	6,721
4.091%, 6/1/29, 144A	4,000	4,296

(Cost $433,716)		467,134

Semiconductors - 1.8%
Analog Devices, Inc.
3.90%, 12/15/25	5,000	5,751
Applied Materials, Inc.
4.35%, 4/1/47	3,000	4,080
Intel Corp.
2.35%, 5/11/22	5,000	5,175
3.70%, 7/29/25	20,000	22,807
3.15%, 5/11/27	25,000	28,178
4.10%, 5/11/47	15,000	19,005
4.95%, 3/25/60	15,000	21,700
Lam Research Corp.
4.875%, 3/15/49	2,000	2,873
2.875%, 6/15/50	5,000	5,301
Micron Technology, Inc.
4.64%, 2/6/24	25,000	27,829
NVIDIA Corp.
2.85%, 4/1/30	20,000	22,334
3.70%, 4/1/60	10,000	11,761
Texas Instruments, Inc.
4.15%, 5/15/48	5,000	6,581

(Cost $170,499)		183,375

Software - 4.3%
Activision Blizzard, Inc.
3.40%, 9/15/26	10,000	11,466
2.50%, 9/15/50	5,000	4,693
Fiserv, Inc.
4.20%, 10/1/28	40,000	47,652
3.50%, 7/1/29	10,000	11,398

Microsoft Corp.
2.65%, 11/3/22	20,000	21,005
2.40%, 8/8/26	20,000	21,880
3.30%, 2/6/27	20,000	22,926
3.50%, 2/12/35	10,000	12,354
4.45%, 11/3/45	30,000	41,944
3.70%, 8/8/46	10,000	12,553
2.525%, 6/1/50	25,000	26,372
3.95%, 8/8/56	5,000	6,634
2.675%, 6/1/60	5,000	5,285
Oracle Corp.
3.40%, 7/8/24	10,000	11,003
2.50%, 4/1/25	40,000	43,100
2.95%, 5/15/25	10,000	10,981
2.95%, 4/1/30	20,000	22,414
4.30%, 7/8/34	25,000	31,212
4.00%, 7/15/46	10,000	11,812
4.00%, 11/15/47	10,000	11,870
3.85%, 4/1/60	25,000	29,008
salesforce.com, Inc.
3.70%, 4/11/28	5,000	5,857
VMware, Inc.
4.70%, 5/15/30	10,000	11,783

(Cost $399,358)		435,202

Utilities - 7.9%
Electric - 6.3%
CenterPoint Energy Houston Electric LLC
Series Z, 2.40%, 9/1/26	15,000	16,109
Series AC, 4.25%, 2/1/49	10,000	13,002
CenterPoint Energy, Inc.
2.95%, 3/1/30	15,000	16,547
CMS Energy Corp.
3.00%, 5/15/26	30,000	33,170
Consolidated Edison Co. of New York, Inc.
Series 20A, 3.35%, 4/1/30	50,000	57,985
Series 20B, 3.95%, 4/1/50	45,000	54,160
4.625%, 12/1/54	5,000	6,592
Consumers Energy Co.
3.50%, 8/1/51	25,000	29,825
Emera US Finance LP
3.55%, 6/15/26	10,000	11,220
Eversource Energy
Series N, 3.80%, 12/1/23	50,000	55,000
3.45%, 1/15/50	25,000	28,006
FirstEnergy Corp.
Series C, 4.85%, 7/15/47	7,000	8,562
Series C, 3.40%, 3/1/50	25,000	25,263
Interstate Power and Light Co.
3.25%, 12/1/24	30,000	33,115
Public Service Electric and Gas Co.
MTN, 2.25%, 9/15/26	35,000	37,842
MTN, 3.80%, 3/1/46	25,000	30,618
Public Service Enterprise Group, Inc.
2.65%, 11/15/22	25,000	26,156
Puget Energy, Inc.
3.65%, 5/15/25	10,000	10,715
4.10%, 6/15/30, 144A	15,000	16,574
Puget Sound Energy, Inc.
3.25%, 9/15/49	10,000	11,264
San Diego Gas & Electric Co.
Series RRR, 3.75%, 6/1/47	20,000	23,750
Sempra Energy
3.25%, 6/15/27	10,000	11,112
4.00%, 2/1/48	5,000	5,832
Tampa Electric Co.
4.45%, 6/15/49	10,000	13,084
Tucson Electric Power Co.
4.00%, 6/15/50	10,000	12,175
WEC Energy Group, Inc.
3.55%, 6/15/25	30,000	33,726
Wisconsin Power and Light Co.
3.00%, 7/1/29	15,000	17,033

(Cost $610,351)		638,437

Gas - 1.1%
Atmos Energy Corp.
3.375%, 9/15/49	30,000	34,540
NiSource, Inc.
3.49%, 5/15/27	15,000	16,978
4.375%, 5/15/47	15,000	18,769
Southern California Gas Co.
Series VV, 4.30%, 1/15/49	30,000	39,380

(Cost $98,496)		109,667

Water - 0.5%
American Water Capital Corp.
3.40%, 3/1/25	10,000	11,092
3.45%, 6/1/29	10,000	11,530
2.80%, 5/1/30	5,000	5,524
3.45%, 5/1/50	15,000	17,256
Essential Utilities, Inc.
3.351%, 4/15/50	10,000	10,921

(Cost $58,940)		56,323

TOTAL CORPORATE BONDS (Cost $9,325,690)		10,058,897

	Number of Shares	Value
SECURITIES LENDING COLLATERAL - 0.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.04%(c)(d)
(Cost $85,800)	85,800	$85,800

CASH EQUIVALENTS - 0.8%
DWS Government Money Market Series “Institutional Shares”, 0.06%(c)
(Cost $79,524)	79,524	79,524

TOTAL INVESTMENTS - 100.4% (Cost $9,491,014)		$10,224,221
Other assets and liabilities, net - (0.4%)		(43,260)

NET ASSETS - 100.0%		$10,180,961

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2020 is as follows:

Value ($) at 5/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2020	Value ($) at 8/31/2020
CORPORATE BONDS — 0.1%
Financial — 0.1%
Deutsche Bank AG, 3.70%, 5/30/24(b)
10,139	—	—	—	526	93	—	10,000	10,665
SECURITIES LENDING COLLATERAL — 0.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.04%(c)(d)
10,080	75,720(e)	—	—	—	7	—	85,800	85,800
CASH EQUIVALENTS — 0.8%
DWS Government Money Market Series “Institutional Shares”, 0.06%(c)
83,235	191,212	(194,923)	—	—	9	—	79,524	79,524

103,454	266,932	(194,923)	—	526	109	—	175,324	175,989

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2020 amounted to $114,055, which is 1.1% of net assets.

(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $31,512.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2020.

GMTN:	Global Medium Term Note
MTN:	Medium Term Note
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2020 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds(f)	$—	$10,058,897	$—	$10,058,897
Short-Term Investments(f)	165,324	—	—	165,324

TOTAL	$165,324	$10,058,897	$—	$10,224,221

(f)	See Schedule of Investments for additional detailed categorizations.